CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and Cash Equivalents, at Carrying Value		$ 6	$ 4
Accounts receivable, net		990	1,247
Short-term derivative assets		134	209
Other current assets		121	138
Total Current Assets		1,251	1,598
Oil and natural gas properties, at cost based on successful efforts accounting:
Proved oil and natural gas properties ($755 and $755 attributable to our VIE)		30,765	25,407
Unproved properties		2,173	1,561
Other property and equipment		1,810	1,721
Total Property and Equipment, at Cost		34,748	28,689
Less: accumulated depreciation, depletion and amortization (($713) and ($707) attributable to our VIE)		(20,002)	(17,886)
Property and equipment held for sale, net		10	15
Total Property and Equipment, Net		14,756	10,818
LONG-TERM ASSETS:
Long-term derivative assets		0	76
Other long-term assets		186	243
TOTAL ASSETS		16,193	12,735
CURRENT LIABILITIES:
Accounts payable		498	763
Current maturities of long-term debt, net		385	381
Accrued interest		75	141
Short-term derivative liabilities		2	3
Other current liabilities ($1 and $2 attributable to our VIE)		1,432	1,599
Total Current Liabilities		2,392	2,887
LONG-TERM LIABILITIES:
Long-term debt, net		9,073	7,341
Long-term derivative liabilities		2	0
Asset retirement obligations, net of current portion		200	155
Other long-term liabilities		125	219
Total Long-Term Liabilities		9,400	7,715
CONTINGENCIES AND COMMITMENTS (Note 6)
Chesapeake Stockholders’ Equity:
Preferred stock, $0.01 par value, 20,000,000 shares authorized: 5,563,458 and 5,603,458 shares outstanding		1,631	1,671
Common stock, $0.01 par value, 22,500,000 and 15,000,000 shares authorized: 9,772,793 and 4,568,499 shares issued	[1]	0	0
Additional paid-in capital		16,973	14,387
Accumulated deficit		(14,220)	(13,912)
Accumulated other comprehensive income (loss)		12	(23)
Less: treasury stock, at cost; 26,224 and 16,232 common shares	[1]	(32)	(31)
Total Chesapeake Stockholders’ Equity		4,364	2,092
Noncontrolling interests		37	41
Total Equity		4,401	2,133
TOTAL LIABILITIES AND EQUITY		$ 16,193	$ 12,735

[1]	Amounts and shares have been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.